Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Nov. 27, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2019
Temporary equity, shares outstanding	6,000,000	0	6,000,000				6,000,000
SPRING VALLEY ACQUISITION CORP
Unrecognized tax benefits	$ 0
Unrecognized tax benefits accrued for interest and penalties	0
Federal depository insurance coverage	$ 250,000
SPRING VALLEY ACQUISITION CORP | Common Class A [Member] | Private Placement Warrants
Purchase of aggregate shares	22,529,000
SPRING VALLEY ACQUISITION CORP | Class A Ordinary Shares Subject to Possible Redemption.
Temporary equity, shares outstanding	23,000,000		23,000,000		23,000,000	23,000,000
SPRING VALLEY ACQUISITION CORP | Class A Ordinary Shares Subject to Possible Redemption. | Initial Public Offering
Temporary equity, shares outstanding	23,000,000			23,000,000